Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax [line items]
Write down (reversal of write down) or recognition of prior period temporary differences	$ 1,359	$ (40,667)
Total deferred income tax expense (recovery)	3,786	(8,237)
Total income tax expense (recovery) recognized in net earnings	1,414	509
Current income tax expense [member]
Income tax [line items]
Current income tax expense (recovery)	(2,372)	8,746
Deferred income tax expense [member]
Income tax [line items]
Origination and reversal of temporary differences	2,427	32,430
Write down (reversal of write down) or recognition of prior period temporary differences	1,359	(40,667)
Total deferred income tax expense (recovery)	$ 3,786	$ (8,237)